SCHEDULE 1-CONDENSED BALANCE SHEETS (Details) - Schedule of condensed statements of cash flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	¥ (594,741)	$ (86,232)	¥ (234,908)	¥ (2,258,895)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation expense	5,459	791	52,338	290,630
Impairment loss of equity securities without readily determinable fair value	476	69
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(254,145)	(36,848)	(37,214)	(570,392)
Accrued expense and other liabilities	(216,903)	(31,448)	(322,953)	(807,117)
Net cash provided by (used in) operating activities	63,320	9,181	(229,724)	(1,744,600)
Cash Flows from Investing Activities:
Loan to related parties
Net cash provided by (used in) investing activities	(277,767)	(40,273)	(321,521)	39,466
Cash Flows from Financing Activities:
Proceeds from exercise of share options			433
Net cash provided by financing activities			199,630	12,896
Effect of exchange rate changes	107,124	15,532	(26,683)	212
Net increase (decrease) in cash and cash equivalents	(107,323)	(15,560)	(378,298)	(1,692,026)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	(594,741)	(86,232)	(234,908)	(2,258,895)
Equity in earnings (loss) of subsidiaries and VIEs	528,114	76,572	150,814	1,855,047
Share-based compensation expense	5,459	791	52,338	290,630
Changes in operating assets and liabilities:
Other receivables	1,912	277	(1,259)
Prepaid expenses and other assets	1,993	289	87	6,667
Accrued expense and other liabilities	(178,424)	(25,869)	282,124	5,901
Amounts due to subsidiaries and VIEs	(38)	(6)	(1)	(147)
Amounts due from subsidiaries and VIEs	(76,344)	(11,069)	(476,054)	45,654
Net cash provided by (used in) operating activities	(312,069)	(45,247)	(226,859)	42,749
Cash Flows from Investing Activities:
Investment in subsidiaries				18,774
Loan to related parties				(97,514)
Disposal of long-term investments	99,465	14,421	33,130
Net cash provided by (used in) investing activities	99,465	14,421	33,130	(78,740)
Cash Flows from Financing Activities:
Proceeds from exercise of share options			433
Net cash provided by financing activities			433
Effect of exchange rate changes	41,845	6,068	(15,828)	(1)
Net increase (decrease) in cash and cash equivalents	(170,759)	(24,758)	(209,124)	(35,992)
Cash and cash equivalents at beginning of year	568,973	82,493	778,097	814,089
Cash and cash equivalents at end of year	398,214	57,735	568,973	778,097
Principal Owner [Member] | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Impairment loss of equity securities without readily determinable fair value				¥ 97,892